Risk Management (Details) - Schedule of Contractual Undiscounted Cash Flows and Includes Contractual Interest Payments - ZAR (R) R in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Schedule of Contractual Undiscounted Cash Flows and Includes Contractual Interest Payments [Line Items]
Term loans	R 56,402	R 73,692
Lease obligations	219,780	130,500
Trade and other payables	398,153	329,481
Loans from related parties	924	607
Bank overdraft	23,362	40
Less than 1 year [Member]
Schedule of Contractual Undiscounted Cash Flows and Includes Contractual Interest Payments [Line Items]
Term loans	11,313	21,993
Lease obligations	74,161	56,511
Trade and other payables	398,153	329,481
Loans from related parties	924	607
Bank overdraft	23,362	40
2 years [Member]
Schedule of Contractual Undiscounted Cash Flows and Includes Contractual Interest Payments [Line Items]
Term loans	45,089	18,352
Lease obligations	63,876	37,454
Trade and other payables
Loans from related parties
Bank overdraft
3 years [Member]
Schedule of Contractual Undiscounted Cash Flows and Includes Contractual Interest Payments [Line Items]
Term loans		17,596
Lease obligations	34,842	15,084
Trade and other payables
Loans from related parties
Bank overdraft
4 years [Member]
Schedule of Contractual Undiscounted Cash Flows and Includes Contractual Interest Payments [Line Items]
Term loans		15,751
Lease obligations	31,868	11,180
Trade and other payables
Loans from related parties
Bank overdraft
>5 years [Member]
Schedule of Contractual Undiscounted Cash Flows and Includes Contractual Interest Payments [Line Items]
Term loans
Lease obligations	15,033	10,271
Trade and other payables
Loans from related parties
Bank overdraft